Label	Element	Value
Value Line Small Cap Opportunities Fund, Inc.
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Value Line Small Cap Opportunities Fund, Inc.
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Although there is not a universal definition, the Fund considers a “small-market capitalization company” to be a company with a market capitalization that is less than the value of the largest capitalization company in the Russell 2000 Index or $22~~12~~ billion, whichever is greater. The market capitalizations of companies within the Russell 2000 Index change and, as of June 30~~March 31~~, 2026, the largest stock by market capitalization was $13.5~~63.6~~ billion.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Value Line Small Cap Opportunities Fund, Inc. (the “Fund”)
Supplement dated July 13, 2026 to
Prospectus dated May 1, 2026, as Amended June 18, 2026 (the “Prospectus”)
The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.
Effective immediately, the following changes are made to the Fund’s Prospectus:
1.
On pages 3 and 48 of the Prospectus, the following two sentences will be revised as indicated (with additions underlined and deletions struck):